1(212) 318-6054

vadimavdeychik@paulhastings.com

April 15, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Re:	New Comstock Fund, Inc. (the “Company”)

Registration Statement on Form S-4

Ladies and Gentlemen:

On behalf of the Company, we hereby submit for filing by direct electronic transmission under the Securities Act of 1933, as amended (the “Securities Act”), a registration statement on Form S-4 (the “S-4 Registration Statement”), together with certain exhibits thereto.

The filing fee for the S-4 Registration Statement in the aggregate has previously been deposited by wire transfer of same day funds to the Commission’s account. Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Sincerely,

/s/Vadim Avdeychik

Vadim Avdeychik

for Paul Hastings LLP